American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

LARGE COMPANY VALUE FUND

Supplement dated February 21, 2007 * Prospectus dated August 1, 2006

THE FOLLOWING REPLACES THE ADVISOR CLASS PERFORMANCE TABLE ON PAGE 5 OF THE
PROSPECTUS:

ADVISOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2005            1 YEAR   5 YEARS   LIFE OF CLASS(1)
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Return Before Taxes                                      3.91%    7.11%     8.42%
Russell 1000® Value Index                                7.05%    5.28%     5.33%(2)
   (reflects no deduction for fees, expenses or taxes)
S&P 500 Index                                            4.91%    0.54%     -0.97%(2)
   (reflects no deduction for fees, expenses or taxes)
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(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS OCTOBER 26, 2000.

(2)  SINCE OCTOBER 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53766 0702